RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS The Group’s related parties include its ultimate parent company Kinetik, key management personnel and any subsidiaries or entities under the significant influence of Kinetik. Transactions between Group entities which have been eliminated on consolidation are not disclosed.
The following transactions were carried out with related parties:

In thousands of euro	Transactions for the year			Balance outstanding
Related party	2021	2020	2019	December 31, 2021	December 31, 2020
K Cybernation S.à r.l.	—	—	(3,297)	—	—
K Robolife S.à r.l.	—	—	(65,649)	—	—
Remy Robotics LLC	—	31	36	—	—
Hyundai Kia	469	70		250	—
Hyundai Mobis	(759)	—	—	—	—
Charge Cars Ltd	(810)	—	—	—	—
Kinetik S.à r.l.	—	(23,959)	(150,909)	—	—

As described in note 13, in 2020, Kinetik has contributed part of the shares it owned in Arrival Luxembourg S.à r.l. to Arrival Luxembourg S.à r.l. having a total nominal value of EUR 12,500,000 as well as contributing EUR 57,000 to the share premium of the Company without the issuance of any shares. During 2020, Kinetik provided loans to Arrival Luxembourg S.à r.l. for a total amount of EUR 11,402,000 (see note 15).

Services provided to Charge Cars Ltd have been written off to the consolidated statement of profit or loss. Management is currently working with Charge Cars on a transfer pricing arrangement for the services and this would include services provided in 2021 and is expected to be finalised in 2022.

The related party transactions relate mainly to acquisition of fixed assets, acquisition of entities, contributions from the ultimate business owner and consulting services.

In thousands of euro	Transactions for the year
Key Management personnel	2021	2020	2019
Wages and salaries	2,253	2,937	2,903
Social contributions	1,673	334	561
Other benefits	—	48	1
Bonus and other earnings	13,764	—	34
RSP loans	—	13,700	—
SOP expense	401	3,141	—
The analysis provided in the table above includes the compensation paid to Tim Holbrow until August 2021. Tim Holbrow was acting as interim Group CFO and at the end of August he stepped down and he was replaced by John Wozniak.
In October 2020, the Group has provided loans to the following executives:

Name	Nominal Amount	Fair Value of 31 December 2020 (see note 10A.iii)
In thousands of euro
Tim Holbrow	600	426
Avinash Rugoobur	3,000	2,130
Mike Ableson	1,500	978
Daniel Chin	1,000	710
Total	6,100	4,244

The loans had been fully settled through a one-time discretionary bonus on March 18, 2021, prior to the reverse merger transaction. They were no outstanding loans since the listing of the Company by any executive director of the Company (see Item 7 - related party loans).